RISKS ASSOCIATED WITH TORM'S ACTIVITIES (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Effect of a 1%-point increase in interest rates:
Changes in profit before tax		$ (3.2)	$ (2.5)
Changes in equity		$ 3.6	$ 6.8
SENSITIVITY TO CHANGES
Effect of a 1%-point increase in interest rates:
Changes in profit before tax	$ (2.4)
Changes in equity	$ 8.0